Property and equipment - Summary of Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 313
Ending balance	372	€ 313
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	402	349
Additions	81	79
Disposals	(2)	(2)
Exchange differences	24	(24)
Ending balance	505	402
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(89)	(58)
Depreciation charge	(41)	(37)
Disposals	2	1
Exchange differences	(5)	5
Ending balance	(133)	(89)
Property and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20
Ending balance	37	20
Property and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56	54
Additions	26	6
Disposals	(1)	(1)
Exchange differences	2	(3)
Ending balance	83	56
Property and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36)	(29)
Depreciation charge	(9)	(9)
Disposals	1	0
Exchange differences	(2)	2
Ending balance	(46)	(36)
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	293
Ending balance	335	293
Leasehold Improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	346	295
Additions	55	73
Disposals	(1)	(1)
Exchange differences	22	(21)
Ending balance	422	346
Leasehold Improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53)	(29)
Depreciation charge	(32)	(28)
Disposals	1	1
Exchange differences	(3)	3
Ending balance	€ (87)	€ (53)